Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 328,344	$ 296,558	$ 549,730
Trade accounts receivable, net	1,181,447	1,133,093	1,072,455
Accounts receivable from related parties		250	104
Accounts receivable from property sales	78,862	121,082
Inventories	1,997,197	2,505,093	2,030,533
Prepaid expenses	91,678	87,682	77,468
Derivative financial instruments		108,846
Income tax recoverable	120,557	98,265	29,462
Other assets	105,770	147,329	230,688
Total current assets excluding assets classified as held for sale	3,903,855	4,498,198	3,990,440
Assets held for sale	40,000	40,000
Total current assets	3,943,855	4,538,198	3,990,440
Non-current assets:
Accounts receivable from property sales	24,689	90,540
Property, plant and equipment, net	1,716,951	1,801,475	2,910,353
Right-of-use assets, net	336,588	314,023	361,561
Deferred income tax	452,979	525,086	527,929
Intangible assets, net	1,503,887	1,570,223	1,649,953
Goodwill	1,599,718	1,599,718	1,599,718
Other assets	14,241	14,504	53,757
Total non-current assets	5,649,053	5,915,569	7,103,271
Total assets	9,592,908	10,453,767	11,093,711
Current liabilities:
Short term debt and borrowings	1,024,467	1,156,084	508,731
Accounts payable to suppliers	1,793,744	2,156,715	1,790,026
Accounts payable to related parties		1,237
Accrued expenses	343,290	380,835	306,997
Provisions and others	722,237	748,918	804,748
Value added tax payable	93,917	71,192	117,864
Employee profit sharing payable	146,528	139,255	132,855
Lease liability	134,730	110,252	122,997
Derivative financial instruments	26,238		47,920
Total current liabilities	4,285,151	4,764,488	3,832,138
Non-current liabilities:
Statutory employee benefits	147,991	128,312	127,150
Deferred income tax	495,118	495,117	783,169
Lease liability	221,975	234,343	265,724
Long term debt and borrowings	3,083,187	3,668,859	4,622,691
Total non-current liabilities	3,948,271	4,526,631	5,798,734
Total liabilities	8,233,422	9,291,119	9,630,872
Stockholder’s equity
Common stock	321,312	321,312	321,312
Share premium account	(25,264)	(25,264)	(16,370)
Retained earnings	1,102,255	892,398	1,178,724
Other comprehensive income	(36,990)	(24,076)	(19,194)
Equity attributable to owners of the Group	1,361,313	1,164,370	1,464,472
Non-controlling interest	(1,827)	(1,722)	(1,633)
Total stockholders’ equity	1,359,486	1,162,648	1,462,839
Total liabilities and stockholders’ equity	$ 9,592,908	$ 10,453,767	$ 11,093,711